Financial assets at fair value through profit or loss and designated at fair value through profit or loss - Securities (Details) - BRL (R$) R$ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	R$ 36,357	R$ 23,928	R$ 36,357
Government Securities [member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	23,639	12,570	23,639
Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	12,718	11,358	12,718
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
Cost	389,514	365,586	389,514
Accumulated gain / (loss) reflected in income	(5,975)		(3,663)
Fair value	383,539	361,923	383,539
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	60,262	66,271	60,262
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Brazilian government securities [member]
IfrsStatementLineItems [Line Items]
Cost	230,924	223,529	230,924
Accumulated gain / (loss) reflected in income	(572)	(1,774)
Fair value	230,352	221,755	230,352
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	45,746	50,116	45,746
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member]
IfrsStatementLineItems [Line Items]
Cost	8,007	5,581	8,007
Accumulated gain / (loss) reflected in income	10	(20)
Fair value	8,017	5,561	8,017
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	317	171	317
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Argentina [Member]
IfrsStatementLineItems [Line Items]
Cost	669	901	669
Accumulated gain / (loss) reflected in income	4	29
Fair value	673	930	673
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Chile [Member]
IfrsStatementLineItems [Line Items]
Cost	1,648	839	1,648
Accumulated gain / (loss) reflected in income	(1)	(2)
Fair value	1,647	837	1,647
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Colombia [Member]
IfrsStatementLineItems [Line Items]
Cost	844	1,071	844
Accumulated gain / (loss) reflected in income	6	(12)
Fair value	850	1,059	850
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | United States [Member]
IfrsStatementLineItems [Line Items]
Cost	612	2,706	612
Accumulated gain / (loss) reflected in income	(2)	(35)
Fair value	610	2,671	610
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Israel [Member]
IfrsStatementLineItems [Line Items]
Cost	852		852
Accumulated gain / (loss) reflected in income	8
Fair value	860		860
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Mexico [Member]
IfrsStatementLineItems [Line Items]
Cost	15	19	15
Accumulated gain / (loss) reflected in income	(2)
Fair value	13	19	13
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Paraguay [Member]
IfrsStatementLineItems [Line Items]
Cost	40	10	40
Fair value	40	10	40
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Peru [Member]
IfrsStatementLineItems [Line Items]
Cost	7	8	7
Accumulated gain / (loss) reflected in income	(1)
Fair value	6	8	6
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Switzerland [Member]
IfrsStatementLineItems [Line Items]
Cost	3,059		3,059
Accumulated gain / (loss) reflected in income	(1)
Fair value	3,058		3,058
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Uruguay [Member]
IfrsStatementLineItems [Line Items]
Cost	261	27	261
Accumulated gain / (loss) reflected in income	(1)
Fair value	260	27	260
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Government Securities [member] | Other Countries [member]
IfrsStatementLineItems [Line Items]
Fair value		1,261
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Cost	117,572	116,346	117,572
Accumulated gain / (loss) reflected in income	(4,893)	(1,878)
Fair value	112,679	114,468	112,679
Securities pledged as Guarantee of Funding of Financial Institutions and Clients	14,199	15,984	14,199
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member] | Negotiable shares [member]
IfrsStatementLineItems [Line Items]
Cost	16,931	20,293	16,931
Accumulated gain / (loss) reflected in income	(1,394)	(936)
Fair value	15,537	19,357	15,537
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member] | Rural Product Note [Member]
IfrsStatementLineItems [Line Items]
Cost	2,484	6,752	2,484
Accumulated gain / (loss) reflected in income	33	100
Fair value	2,517	6,852	2,517
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member] | Bank Deposit Certificates [Member]
IfrsStatementLineItems [Line Items]
Cost	360	150	360
Fair value	360	150	360
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member] | Real Estate Receivables Certificates [Member]
IfrsStatementLineItems [Line Items]
Cost	1,580	1,075	1,580
Accumulated gain / (loss) reflected in income	(100)	(63)
Fair value	1,480	1,012	1,480
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Cost	66,223	66,730	66,223
Accumulated gain / (loss) reflected in income	(3,281)	(942)
Fair value	62,942	65,788	62,942
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member] | Eurobonds and others [Member]
IfrsStatementLineItems [Line Items]
Cost	4,499	5,293	4,499
Accumulated gain / (loss) reflected in income	(126)	(40)
Fair value	4,373	5,253	4,373
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member] | Financial bills [Member]
IfrsStatementLineItems [Line Items]
Cost	19,409	10,128	19,409
Accumulated gain / (loss) reflected in income	(31)	(17)
Fair value	19,378	10,111	19,378
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member] | Promissory Notes [member]
IfrsStatementLineItems [Line Items]
Cost	3,888	4,655	3,888
Accumulated gain / (loss) reflected in income	12	29
Fair value	3,900	4,684	3,900
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Corporate Securities [Member] | Other [member]
IfrsStatementLineItems [Line Items]
Cost	2,198		2,198
Accumulated gain / (loss) reflected in income	(6)	(9)
Fair value	2,192		2,192
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Cost	33,011	20,130	33,011
Accumulated gain / (loss) reflected in income	(520)	9
Fair value	R$ 32,491	R$ 20,139	R$ 32,491